X

Loan Number	FK ID	Clayton ID	Redacted Loan Number	Servicer	Borrower	Property State	Due Date	Missing Comments Starting	Missing Comments Ending	Reason For Default	Current Occupancy	First Vacancy Date	Foreclosure?	Last FC Stage	Foreclosure Comment	Bankruptcy?	Bankruptcy Chapter	Latest Filing Date	Bankruptcy Comment	Loss/Mit?	Loss Mitigation Type	Modification Status	Loss Mitigation Comment	Property Damage	Damage Comment	Default Status	Exceptions Identified?	Exception Type	Exception Comments	Supplemental Comments	As of Date	Summary Comments
xxx	xxx	xxx	D1E9A5BF-7DBC-49EF-B12F-5835E20AEFAD	xxx	xxx	AR	8/1/2016			Not Determined	Not Determined		Never			Never				Never				No		Collections	No
Comments on 12/3/2014 indicated that the borrower wanted to defer a payment for Christmas.  On 2/23/2015 the borrower requested another deferment. On 3/13/2015 the investor approved one month deferment. The loan is currently due for 8/1/2016.
8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
 ADDITIONAL INFORMATION: Comments on 12/3/2014 indicated that the borrower wanted to defer a payment for Christmas.  On 2/23/2015 the borrower requested another deferment. On 3/13/2015 the investor approved one month deferment. The loan is currently due for 8/1/2016.

xxx	xxx	xxx	2F1F6ABD-26D2-465D-A8FD-5306E2BD46B2	xxx	xxx	CA	8/1/2016			Not Determined	Not Determined		Never			Never				Never				No		Collections	No				8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.

xxx	xxx	xxx	1F2AC9F1-8BAB-4258-B3F6-BBFBCAC5AF35	xxx	xxx	CA	8/1/2016			Not Determined	Not Determined		Never			Never				Never				No		Collections	No			There is no evidence of loss mitigation, foreclosure or bankruptcy activity. The most recent property inspection was requested on 9/8/2016; as of 9/14/2016 the request has not been received.	8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
 ADDITIONAL INFORMATION: There is no evidence of loss mitigation, foreclosure or bankruptcy activity. The most recent property inspection was requested on 9/8/2016; as of 9/14/2016 the request has not been received.

xxx	xxx	xxx	7736C9E3-25E4-4C99-A400-79A6F389D4DC	xxx	xxx	FL	8/1/2016	9/1/2015	1/18/2016	Not Determined	Not Determined		Never			Never				Never				No		Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 1/18/2016.		8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.

xxx	xxx	xxx	B65F7648-A95E-4C99-90F0-E1F910F5D3AE	xxx	xxx	HI	8/1/2016	9/1/2015	1/18/2016	Curtailment of Income	Not Determined		Never			Never				Never				No		Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 1/18/2016.		8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.

xxx	xxx	xxx	56785083-948E-4B8B-9426-8EDBE498D070	xxx	xxx	IL	9/1/2016				Not Determined		Never			Never				Previously	Loan Modification	Loan Modification Completed	Commentary reflects loan was previously modified and on 8/26/2016 notes reflect monthly HAMP incentives were posted to the account.	No		Current	No
Comments on 7/22/2016 show the borrower fell behind on payments, The payments received in May and June were short, borrower was advised of payment increase on 7/22/2016 and account was brought current on 9/7/2016.
8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: Commentary reflects loan was previously modified and on 8/26/2016 notes reflect monthly HAMP incentives were posted to the account.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
 ADDITIONAL INFORMATION: Comments on 7/22/2016 show the borrower fell behind on payments, The payments received in May and June were short, borrower was advised of payment increase on 7/22/2016 and account was brought current on 9/7/2016.

xxx	xxx	xxx	076BBA26-4A44-4653-BF95-2AEF0037C2EE	xxx	xxx	IL	7/1/2016	9/1/2015	2/4/2016	Curtailment of Income	Not Determined		Never			Never				Never				No		Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/4/2016.
Comments on 6/14/2016 stated a 45 day letter was sent.  Comments on 7/5/2016 indicated the customer called in to advise the reason for delinquency was due to a job loss and was looking for  workout options.  He was advised that the HAMP department would be contacted however he needed to make a full payment by 8/1/2016 to avoid the NOI being sent.  Comments on 7/6/2016 indicate a HAMP solicitation letter was sent.  Comments on 8/24/2016 indicate the customer advised still no employment.  The servicer advised it would be difficult to modify the loan with no income but that he could send the package in.  At the end of the review period a loss mitigation package was not received.  Comments on 8/31/2016 the servicer indicates to proceed with foreclosure however, at the end of the review period the loan is not referred for foreclosure.
8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
 ADDITIONAL INFORMATION: Comments on 6/14/2016 stated a 45 day letter was sent.  Comments on 7/5/2016 indicated the customer called in to advise the reason for delinquency was due to a job loss and was looking for  workout options.  He was advised that the HAMP department would be contacted however he needed to make a full payment by 8/1/2016 to avoid the NOI being sent.  Comments on 7/6/2016 indicate a HAMP solicitation letter was sent.  Comments on 8/24/2016 indicate the customer advised still no employment.  The servicer advised it would be difficult to modify the loan with no income but that he could send the package in.  At the end of the review period a loss mitigation package was not received.  Comments on 8/31/2016 the servicer indicates to proceed with foreclosure however, at the end of the review period the loan is not referred for foreclosure.

xxx	xxx	xxx	EE8FEF02-00E7-4021-970A-AFC553A09476	xxx	xxx	LA	8/1/2016	9/1/2015	7/19/2016	Not Determined	Not Determined		Never			Never				Never				No		Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 7/19/2016.		8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.

xxx	xxx	xxx	CE600F8E-42AF-44D8-B2B3-61EBA32A86F7	xxx	xxx	LA	8/1/2016			Curtailment of Income	Owner		Never			Never				Never				No		Collections	No				8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.

xxx	xxx	xxx	2D64B56F-E9BA-4A14-94E3-653B5E604417	xxx	xxx	NC	8/1/2016	9/1/2015	2/4/2016	Not Determined	Not Determined		Never			Never				Never				No		Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/4/2016.		8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.

xxx	xxx	xxx	07D1BABF-DE1B-4185-94FB-F72B9E79D78C	xxx	xxx	NC	8/1/2016	9/1/2015	7/19/2016	Not Determined	Not Determined		Never			Never				Never				No		Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 7/19/2016.		8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.

xxx	xxx	xxx	1ED4C7A8-CE59-48E4-A44D-5D6D8F876A0A	xxx	xxx	NC	7/16/2016	9/1/2015	7/19/2016	Not Determined	Not Determined		Never			Never				Never				No		Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 7/19/2016.		8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.

xxx	xxx	xxx	45711930-510E-4789-A3B0-710C5C6B5E94	xxx	xxx	NC	8/1/2016	9/1/2015	11/24/2015		Not Determined		Never			Never				Never				No		Current	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 11/24/2015.
The account reflects prior delinquency due to curtailment of income; as of 09/14/2016 the loan is reporting as current and due for 09/01/2016. Skip tracing efforts were conducted on 08/01/2016 with no new contact information obtained.
8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
 ADDITIONAL INFORMATION: The account reflects prior delinquency due to curtailment of income; as of 09/14/2016 the loan is reporting as current and due for 09/01/2016. Skip tracing efforts were conducted on 08/01/2016 with no new contact information obtained.

xxx	xxx	xxx	6C295F34-1544-4E54-B770-8B559E33A0BC	xxx	xxx	NJ	8/1/2016	9/1/2015	2/2/2016	Curtailment of Income	Not Determined		Never			Never				Never				No		Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/2/2016.
Comments on 2/19/2016 indicate the customer requested a hardship package due to loss of income.  At that time a deferment agreement and hardship package were sent.  Comments on 2/29/2016 indicate the customer had a job loss and was seeking assistance with loan.  At that time a mortgage assistance application was sent out to the customer.  There is no further detail in the review period that any paperwork was ever received back or loss mitigation was pursued.
8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
 ADDITIONAL INFORMATION: Comments on 2/19/2016 indicate the customer requested a hardship package due to loss of income.  At that time a deferment agreement and hardship package were sent.  Comments on 2/29/2016 indicate the customer had a job loss and was seeking assistance with loan.  At that time a mortgage assistance application was sent out to the customer.  There is no further detail in the review period that any paperwork was ever received back or loss mitigation was pursued.

xxx	xxx	xxx	AB7F96FA-D6E1-4A1B-81C6-DF84B492188A	xxx	xxx	NY	8/1/2016	9/1/2015	1/18/2016	Not Determined	Not Determined		Never			Never				Never				No		Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 1/18/2016.		8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.

xxx	xxx	xxx	70DDF2A5-54E6-4C60-97E8-C8EC0E1A5B78	xxx	xxx	NY	8/1/2016			Curtailment of Income	Owner		Never			Never				Previously	Loan Modification	Loan Modification Completed	The loan had been modified with an effective date of 6/XX/2015.	No		Collections	No			An inspection was completed on 12/23/2015, and the subject property was reported as owner occupied.	8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: The loan had been modified with an effective date of 6/XX/2015.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
 ADDITIONAL INFORMATION: An inspection was completed on 12/23/2015, and the subject property was reported as owner occupied.

xxx	xxx	xxx	F8434A70-49A3-4039-B14F-4FDE85891389	xxx	xxx	OH				Not Determined	Owner		Never			Never				Previously	Loan Modification	Loan Modification Completed
The borrower was approved for a trial modification prior to the review period.  The borrower completed the trial payments on 10/01/2015.  The servicer sent the final modification documents to borrower on10/30/2015.  The borrower was approved for a final modification with the terms of seven percent for 360 months.  The modification P&I was 1011.93, T&I was 220.88 and PITI was 1232.81.   The servicer received the executed final modification documents on 12/XX/2015.
																								No		Collections	No			The last inspection completed on 08/23/2016 showed the property as owner occupied.	8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: The borrower was approved for a trial modification prior to the review period.  The borrower completed the trial payments on 10/01/2015.  The servicer sent the final modification documents to borrower on10/30/2015.  The borrower was approved for a final modification with the terms of seven percent for 360 months.  The modification P&I was 1011.93, T&I was 220.88 and PITI was 1232.81.   The servicer received the executed final modification documents on 12/XX/2015.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
 ADDITIONAL INFORMATION: The last inspection completed on 08/23/2016 showed the property as owner occupied.

xxx	xxx	xxx	D714DE6E-656E-4C4A-8588-A50B4570C3CA	xxx	xxx	SC	8/1/2016	9/1/2015	2/11/2016	Illness	Not Determined		Never			Never				Never				No		Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/11/2016.
 A breach letter was mailed to the borrower on 8/17/2016 good through 8/22/2016 in the amount of $3119.60. The borrower made a payment on 8/26/2016 in the amount of $1559.80 which not enough to cure the breach.
8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
 ADDITIONAL INFORMATION:  A breach letter was mailed to the borrower on 8/17/2016 good through 8/22/2016 in the amount of $3119.60. The borrower made a payment on 8/26/2016 in the amount of $1559.80 which not enough to cure the breach.

xxx	xxx	xxx	9B85520F-90B7-4E6D-BF21-33C178149FF5	xxx	xxx	TX	8/1/2016			Not Determined	Not Determined		Never			Never				Never				Yes
Servicer comments dated 2/17/2016 indicate a check in the amount of $1,719.81 was received from the insurance company for property damage that occurred on 1/8/2016. There is no indication as to the type of property damage or status of repairs.
																										Collections	Yes	Property Damage
Servicer comments dated 2/17/2016 indicate a check in the amount of $1,719.81 was received from the insurance company for property damage that occurred on 1/8/2016. There is no indication as to the type of property damage or status of repairs.
8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: Servicer comments dated 2/17/2016 indicate a check in the amount of $1,719.81 was received from the insurance company for property damage that occurred on 1/8/2016. There is no indication as to the type of property damage or status of repairs.
 EXCEPTIONS: Servicer comments dated 2/17/2016 indicate a check in the amount of $1,719.81 was received from the insurance company for property damage that occurred on 1/8/2016. There is no indication as to the type of property damage or status of repairs.

XX

Loan Number	FKAM Loan Number	Clayton ID	Redacted Loan Number	Pool	Borrower	Property State	Last Activity	As of Date	Due Date	Default Status	Reason For Default	Current Occupancy	First Vacancy Date	Foreclosure?	Last FC Stage	Foreclosure Comment	Bankruptcy?	Bankruptcy Chapter	Last Filing Date	Bankruptcy Comment	Loss Mit?	Loss Mitigation Type	Loss Mitigation Status	Loan Modification/Forbearance Date	Loss Mitigation Comment	Damage Flag	Damage Comment	Exceptions Identified?	Exception Type	Exception Comments	Supplemental Comments	Missing Comments Starting	Missing Comments End	Summary Comment	Added/Updated
xxx	xxx	xxx	D50E8CFA-570B-4629-B51F-1B35E9A1F2DD	xxx	xxx	PA	10/18/2016	11/10/2016	11/1/2016	Current	Current	Owner		Never	N/A	N/A	Previously	N/A		Commentary dated 09/28/2016 indicated an Inactive Bankruptcy Disclosure for a prior bankruptcy; however, chapter, the case number, filing and discharge/dismissal dates were not disclosed.	Previously	Forbearance	Completed	9/XX/2016
The account was previously granted an extension that was approved on 09/XX/2016 with a next due date of 11/XX/2016.  The account was also granted an extension outside the review period per the pay history; no details were disclosed during review.
																										No	N/A	No	N/A	N/A	No property inspections were conducted during the review period. As per a conversation with the borrower on 04/11/2016, the borrower advised the subject property is owner occupied.
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: Commentary dated 09/28/2016 indicated an Inactive Bankruptcy Disclosure for a prior bankruptcy; however, chapter, the case number, filing and discharge/dismissal dates were not disclosed.
 LOSS MITIGATION: The account was previously granted an extension that was approved on 09/XX/2016 with a next due date of 11/XX/2016.  The account was also granted an extension outside the review period per the pay history; no details were disclosed during review.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
 ADDITIONAL INFORMATION: No property inspections were conducted during the review period.  As per a conversation with the borrower on 04/11/2016, the borrower advised the subject property is owner occupied.
12/15/2016

XXX

Loan Number	FKAM Loan Number	Clayton ID	Redacted Loan Number	Pool	Borrower	Property State	Last Activity	As of Date	Due Date	Default Status	Reason For Default	Current Occupancy	First Vacancy Date	Foreclosure?	Last FC Stage	Foreclosure Comment	Bankruptcy?	Bankruptcy Chapter	Last Filing Date	Bankruptcy Comment	Loss Mit?	Loss Mitigation Type	Loss Mitigation Status	Loan Modification/Forbearance Date	Loss Mitigation Comment	Damage Flag	Damage Comment	Exceptions Identified?	Exception Type	Exception Comments	Supplemental Comments	Missing Comments Starting	Missing Comments End	Summary Comment	Added/Updated
xxx	xxx	xxx	2EF4AD3F-5FCF-446B-A96A-44B851F4711A	xxx	xxx	AZ	11/15/2016	11/10/2016	10/1/2016	Collections	Not Determined	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A	A Demand Letter was mailed to the borrower on 11/07/2016. No borrower contact has been established within the review period.
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
 ADDITIONAL INFORMATION: A Demand Letter was mailed to the borrower on 11/07/2016. No borrower contact has been established within the review period.
12/15/2016
xxx	xxx	xxx	1E87CD28-A01C-4EB8-B189-5C831B86C1B4	xxx	xxx	FL	11/16/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never	N/A	N/A	Previously	7	xxx	Comments on 10/10/2016 indicates that there is an inactive bankruptcy. A Chapter 7 bankruptcy case numberxxxx was filed on xxx and discharged on xxx.	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A
Comments on 08/16/2016 indicate that a loss mitigation referral was received.  A complete package was submitted on 10/31/2016.  As of 11/15/2016, there have not been any updates from the underwriter.  Comments on 11/11/2016 indicate that the loan was identified as a possible FEMA disaster due to hurricane XXX.  No other information is available in reference to the status of the property.

 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: Comments on 10/10/2016 indicates that there is an inactive bankruptcy.  A Chapter 7 bankruptcy case numberxxxx was filed on xxx and discharged on 06/XX/2014.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
 ADDITIONAL INFORMATION: Comments on 08/16/2016 indicate that a loss mitigation referral was received.  A complete package was submitted on 10/31/2016.  As of 11/15/2016, there have not been any updates from the underwriter.  Comments on 11/11/2016 indicate that the loan was identified as a possible FEMA disaster due to hurricane XXX.  No other information is available in reference to the status of the property.
12/15/2016
xxx	xxx	xxx	C8B3363D-3C97-4417-8E79-A0E0794AEB89	xxx	xxx	GA	11/10/2016	11/10/2016	11/1/2016	Current	Current	Owner		Never	N/A	N/A	Never	N/A		N/A	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A	No property inspections were conducted during the review period. As per a conversation with the borrower on 07/19/2016, the borrower advised the subject property is owner occupied.
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
 ADDITIONAL INFORMATION: No property inspections were conducted during the review period.  As per a conversation with the borrower on 07/19/2016, the borrower advised the subject property is owner occupied.
12/15/2016
xxx	xxx	xxx	B7C6FBFC-D772-4957-BF6D-413BBE27E081	xxx	xxx	IN	11/15/2016	11/10/2016	11/1/2016	Current	Current	Owner		Never	N/A	N/A	Never	N/A		N/A	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A
The borrower advised on 11/11/2016 that did not need assistance on their account, however, it was notated on 11/14/2016 that a Home Affordable Modification Plan solicitation package was sent to the borrower on 11/17/2016; no further details provided.  No property inspections were conducted during the review period.  As per a conversation with the borrower on 11/11/2016, the borrower advised the subject property is owner occupied.

 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
 ADDITIONAL INFORMATION: The borrower advised on 11/11/2016 that did not need assistance on their account, however, it was notated on 11/14/2016 that a Home Affordable Modification Plan solicitation package was sent to the borrower on 11/17/2016; no further details provided.  No property inspections were conducted during the review period.  As per a conversation with the borrower on 11/11/2016, the borrower advised the subject property is owner occupied.
12/15/2016
xxx	xxx	xxx	C85DB081-6A3D-4B78-8390-B4F438F39A4E	xxx	xxx	MO	11/14/2016	11/10/2016	10/1/2016	Bankruptcy Ch.7	Not Determined	Not Determined		Never	N/A	N/A	Currently	7
As of 10/28/2015 comments reflect an open bankruptcy status due to servicer waiting on case closing requirements. Commentary dated 10/28/2015 also states that the discharge/dismissal/relief was entered on xxx and borrower’s intentions were to retain and reaffirm. However, on 1/25/2016 the notes indicate the intent was to surrender. Comments on 1/25/2016 also state the Order Discharging the Debtor was entered on xxx. Per comments dated 3/15/2016, a Trustees Motion for Order Approving Settlement Agreement and opportunity for hearing in regards to adversary case #xxx, chapter 7 was received. A Notice of Trustees Intention to Sell the Property of the Estate was received on 8/17/2016. No date information regarding the bankruptcy filing date was found during the servicing review period. Comments on 11/14/2016 reflect the account still coded as bankruptcy in the servicer’s system.
																					Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A	Notes dated 1/22/2016 indicate the subject property is located in a FEMA disaster zone. There have been no damages reported to the property.
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: As of 10/28/2015 comments reflect an open bankruptcy status due to servicer waiting on case closing requirements. Commentary dated 10/28/2015 also states that the discharge/dismissal/relief was entered on xxx and borrower’s intentions were to retain and reaffirm. However, on 1/25/2016 the notes indicate the intent was to surrender. Comments on 1/25/2016 also state the Order Discharging the Debtor was entered on xxx. Per comments dated 3/15/2016, a Trustees Motion for Order Approving Settlement Agreement and opportunity for hearing in regards to adversary case #xxx, chapter 7 was received. A Notice of Trustees Intention to Sell the Property of the Estate was received on 8/17/2016. No date information regarding the bankruptcy filing date was found during the servicing review period. Comments on 11/14/2016 reflect the account still coded as bankruptcy in the servicer’s system.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
 ADDITIONAL INFORMATION: Notes dated 1/22/2016 indicate the subject property is located in a FEMA disaster zone. There have been no damages reported to the property.
12/15/2016
xxx	xxx	xxx	1CBFA5DC-65C1-47C5-9D3C-21B689D20951	xxx	xxx	PA	10/18/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never	N/A	N/A	Previously	N/A		Commentary dated 09/14/2016 indicated an Inactive Bankruptcy Disclosure for a prior bankruptcy; however, chapter, the case number, filing and discharge/dismissal dates were not disclosed.	Never	N/A	N/A		N/A	No	N/A	Yes	Dispute	There was a dispute referenced on 09/22/2016 regarding late charges on the account; however, there was since no evidence of the issues being resolved detailed during the review period.
It was indicated on 03/14/2016 that the borrower was deceased; however, there is no evidence of a death certificate being received from the co-borrower disclosed in the commentary.  On 09/14/2016, the co-borrower authorized third party XXX to discuss the account; authorization is valid for 6 months.

 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: Commentary dated 09/14/2016 indicated an Inactive Bankruptcy Disclosure for a prior bankruptcy; however, chapter, the case number, filing and discharge/dismissal dates were not disclosed.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: There was a dispute referenced on 09/22/2016 regarding late charges on the account; however, there was since no evidence of the issues being resolved detailed during the review period.
 ADDITIONAL INFORMATION: It was indicated on 03/14/2016 that the borrower was deceased; however, there is no evidence of a death certificate being received from the co-borrower disclosed in the commentary.  On 09/14/2016, the co-borrower authorized third party XXX to discuss the account; authorization is valid for 6 months.
12/15/2016

XXXX

Loan Number	FK ID	Clayton ID	Redacted Loan Number	Borrower	Property State	Default Status	Due Date	Reason For Default	Current Occupancy	First Vacancy Date	Bankruptcy?	Last Filing Date	Bankruptcy Chapter	Bankruptcy Comment	Foreclosure?	Last FC Stage	Foreclosure Comment	Loss Mitigation?	Damage Flag	Damage Comment	Exception	Exception Type	Exception Comments	Summary Comment
xxx	xxx	xxx	00FA4B4A-7CC7-4E30-8EC7-85658AF15091	xxx	IL	Current	6/1/2016	Curtailment of Income	Owner		Never				Never			Never	No		No
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
PROPERTY CONDITION: There is no evidence of property damage.

xxx	xxx	xxx	ED1FE9A0-1BE5-47AE-9DBA-FDF6A5F4CB72	xxx	OH	Current	6/1/2016	Curtailment of Income	Not Determined		Never				Never			Never	No		No
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
PROPERTY CONDITION: There is no evidence of property damage.

xxx	xxx	xxx	329B2A2A-1424-4EDA-B68D-06187A951396	xxx	OH	Current	5/1/2016	Excessive Obligations	Owner		Never				Never			Never	No		No
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
PROPERTY CONDITION: There is no evidence of property damage.

xxx	xxx	xxx	A8CFEF34-8D23-4E9B-8FBB-091301C7B5F1	xxx	OH	Current	5/1/2016	Excessive Obligations	Owner		Never				Never			Never	No		No
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
PROPERTY CONDITION: There is no evidence of property damage.

xxx	xxx	xxx	72A64C0D-FE3E-42D9-9AA8-86475DE35FC7	xxx	OH	Current	6/1/2016	Not Determined	Not Determined		Never				Never			Never	No		No
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
PROPERTY CONDITION: There is no evidence of property damage.

xxx	xxx	xxx	8DE85B54-FAA9-4277-A1E4-CEF7B4C46C16	xxx	TX	Current	6/1/2016	Excessive Obligations	Owner		Never				Never			Never	No		No
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
PROPERTY CONDITION: There is no evidence of property damage.